Supplementary Oil And Gas Information (Net Proved Reserves) (Details)	12 Months Ended
	Dec. 31, 2014 MMcf		Dec. 31, 2013 MMcf		Dec. 31, 2012 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	7,852,000	[1],[2]	8,792,000	[1],[2]	12,840,000	[1],[2]
Revisions of previous estimates	(261,000)	[1],[2],[3]	(618,000)	[1],[2],[4]	(3,198,000)	[1],[2],[5]
Extensions and discoveries	879,000	[1],[2]	981,000	[1],[2]	976,000	[1],[2]
Purchase of reserves in place	240,000	[1],[2]	7,000	[1],[2]	46,000	[1],[2]
Sale of reserves in place	(2,358,000)	[1],[2]	(296,000)	[1],[2]	(782,000)	[1],[2]
Production	(858,000)	[1],[2]	(1,014,000)	[1],[2]	(1,090,000)	[1],[2]
End of year	5,494,000	[1],[2]	7,852,000	[1],[2]	8,792,000	[1],[2]
Developed	3,887,000	[1],[2]	5,363,000	[1],[2]	5,613,000	[1],[2]
Undeveloped	1,607,000	[1],[2]	2,489,000	[1],[2]	3,179,000	[1],[2]
Total	5,494,000	[1],[2]	7,852,000	[1],[2]	8,792,000	[1],[2]
Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	77.3	[1],[2]	59.0	[1],[2]	44.1	[1],[2]
Revisions of previous estimates	(7.7)	[1],[2],[3]	1.4	[1],[2],[4]	(2.0)	[1],[2],[5]
Extensions and discoveries	26.1	[1],[2]	25.8	[1],[2]	26.7	[1],[2]
Purchase of reserves in place	148.2	[1],[2]	0.5	[1],[2]	0.1	[1],[2]
Sale of reserves in place	(20.8)	[1],[2]			(3.5)	[1],[2]
Production	(18.0)	[1],[2]	(9.4)	[1],[2]	(6.4)	[1],[2]
End of year	205.0	[1],[2]	77.3	[1],[2]	59.0	[1],[2]
Developed	120.5	[1],[2]	47.6	[1],[2]	34.9	[1],[2]
Undeveloped	84.5	[1],[2]	29.7	[1],[2]	24.1	[1],[2]
Total	205.0	[1],[2]	77.3	[1],[2]	59.0	[1],[2]
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	143.5	[1],[2]	151.0	[1],[2]	89.1	[1],[2]
Revisions of previous estimates	8.3	[1],[2],[3]	(25.7)	[1],[2],[4]	30.9	[1],[2],[5]
Extensions and discoveries	31.1	[1],[2]	30.0	[1],[2]	38.4	[1],[2]
Purchase of reserves in place	53.0	[1],[2]	0.1	[1],[2]
Sale of reserves in place	(65.4)	[1],[2]	(1.6)	[1],[2]	(2.5)	[1],[2]
Production	(13.6)	[1],[2]	(10.3)	[1],[2]	(4.9)	[1],[2]
End of year	156.7	[1],[2]	143.5	[1],[2]	151.0	[1],[2]
Developed	85.0	[1],[2]	68.7	[1],[2]	56.0	[1],[2]
Undeveloped	71.7	[1],[2]	74.8	[1],[2]	95.0	[1],[2]
Total	156.7	[1],[2]	143.5	[1],[2]	151.0	[1],[2]
Canada [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	3,975,000	[1],[2]	4,550,000	[1],[2]	6,329,000	[1],[2]
Revisions of previous estimates	250,000	[1],[2],[3]	(256,000)	[1],[2],[4]	(1,497,000)	[1],[2],[5]
Extensions and discoveries	385,000	[1],[2]	499,000	[1],[2]	638,000	[1],[2]
Purchase of reserves in place	6,000	[1],[2]			38,000	[1],[2]
Sale of reserves in place	(885,000)	[1],[2]	(295,000)	[1],[2]	(461,000)	[1],[2]
Production	(503,000)	[1],[2]	(523,000)	[1],[2]	(497,000)	[1],[2]
End of year	3,229,000	[1],[2]	3,975,000	[1],[2]	4,550,000	[1],[2]
Developed	2,282,000	[1],[2]	2,744,000	[1],[2]	2,985,000	[1],[2]
Undeveloped	947,000	[1],[2]	1,231,000	[1],[2]	1,565,000	[1],[2]
Total	3,229,000	[1],[2]	3,975,000	[1],[2]	4,550,000	[1],[2]
Canada [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	22.8	[1],[2]	13.0	[1],[2]	5.9	[1],[2]
Revisions of previous estimates	(5.0)	[1],[2],[3]	2.6	[1],[2],[4]	3.0	[1],[2],[5]
Extensions and discoveries	4.7	[1],[2]	11.5	[1],[2]	7.4	[1],[2]
Sale of reserves in place	(6.6)	[1],[2]			(0.7)	[1],[2]
Production	(5.0)	[1],[2]	(4.3)	[1],[2]	(2.6)	[1],[2]
End of year	10.9	[1],[2]	22.8	[1],[2]	13.0	[1],[2]
Developed	8.2	[1],[2]	16.5	[1],[2]	9.9	[1],[2]
Undeveloped	2.8	[1],[2]	6.3	[1],[2]	3.1	[1],[2]
Total	10.9	[1],[2]	22.8	[1],[2]	13.0	[1],[2]
Canada [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	87.4	[1],[2]	88.6	[1],[2]	89.1	[1],[2]
Revisions of previous estimates	10.9	[1],[2],[3]	(9.6)	[1],[2],[4]	(13.0)	[1],[2],[5]
Extensions and discoveries	22.3	[1],[2]	16.7	[1],[2]	18.5	[1],[2]
Purchase of reserves in place	0.1	[1],[2]
Sale of reserves in place	(45.5)	[1],[2]	(1.5)	[1],[2]	(1.5)	[1],[2]
Production	(8.6)	[1],[2]	(6.8)	[1],[2]	(4.5)	[1],[2]
End of year	66.6	[1],[2]	87.4	[1],[2]	88.6	[1],[2]
Developed	31.6	[1],[2]	44.6	[1],[2]	37.9	[1],[2]
Undeveloped	34.9	[1],[2]	42.8	[1],[2]	50.7	[1],[2]
Total	66.6	[1],[2]	87.4	[1],[2]	88.6	[1],[2]
United States [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	3,877,000	[1],[2]	4,242,000	[1],[2]	6,511,000	[1],[2]
Revisions of previous estimates	(511,000)	[1],[2],[3]	(362,000)	[1],[2],[4]	(1,701,000)	[1],[2],[5]
Extensions and discoveries	493,000	[1],[2]	482,000	[1],[2]	338,000	[1],[2]
Purchase of reserves in place	234,000	[1],[2]	7,000	[1],[2]	8,000	[1],[2]
Sale of reserves in place	(1,473,000)	[1],[2]	(1,000)	[1],[2]	(321,000)	[1],[2]
Production	(355,000)	[1],[2]	(491,000)	[1],[2]	(593,000)	[1],[2]
End of year	2,265,000	[1],[2]	3,877,000	[1],[2]	4,242,000	[1],[2]
Developed	1,606,000	[1],[2]	2,619,000	[1],[2]	2,628,000	[1],[2]
Undeveloped	660,000	[1],[2]	1,258,000	[1],[2]	1,614,000	[1],[2]
Total	2,265,000	[1],[2]	3,877,000	[1],[2]	4,242,000	[1],[2]
United States [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	54.5	[1],[2]	46.0	[1],[2]	38.2	[1],[2]
Revisions of previous estimates	(2.7)	[1],[2],[3]	(1.2)	[1],[2],[4]	(5.0)	[1],[2],[5]
Extensions and discoveries	21.4	[1],[2]	14.3	[1],[2]	19.3	[1],[2]
Purchase of reserves in place	148.2	[1],[2]	0.5	[1],[2]	0.1	[1],[2]
Sale of reserves in place	(14.2)	[1],[2]			(2.8)	[1],[2]
Production	(13.1)	[1],[2]	(5.1)	[1],[2]	(3.8)	[1],[2]
End of year	194.1	[1],[2]	54.5	[1],[2]	46.0	[1],[2]
Developed	112.3	[1],[2]	31.1	[1],[2]	25.0	[1],[2]
Undeveloped	81.8	[1],[2]	23.4	[1],[2]	21.0	[1],[2]
Total	194.1	[1],[2]	54.5	[1],[2]	46.0	[1],[2]
United States [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	56.1	[1],[2]	62.4	[1],[2]
Revisions of previous estimates	(2.6)	[1],[2],[3]	(16.1)	[1],[2],[4]	43.9	[1],[2],[5]
Extensions and discoveries	8.8	[1],[2]	13.3	[1],[2]	19.9	[1],[2]
Purchase of reserves in place	52.9	[1],[2]	0.1	[1],[2]
Sale of reserves in place	(20.0)	[1],[2]	(0.1)	[1],[2]	(1.0)	[1],[2]
Production	(5.0)	[1],[2]	(3.5)	[1],[2]	(0.4)	[1],[2]
End of year	90.2	[1],[2]	56.1	[1],[2]	62.4	[1],[2]
Developed	53.4	[1],[2]	24.1	[1],[2]	18.1	[1],[2]
Undeveloped	36.8	[1],[2]	32.0	[1],[2]	44.3	[1],[2]
Total	90.2	[1],[2]	56.1	[1],[2]	62.4	[1],[2]
Change Due to Change in Prices [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates			2,233,000		(4,589,000)
Change Due to Technical Revisions [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates					1,391,000
Change Due to Undeveloped Reserve Bookings[Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(520,000)		(2,872,000)

[1]	Definitions:a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.
[2]	Encana does not file any estimates of total net proved natural gas, oil and NGLs reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.
[3]	In 2014, revisions and improved recovery of natural gas included a reduction of 520 Bcf due to changes in the proved undeveloped reserves bookings in the U.S.
[4]	In 2013, revisions and improved recovery of natural gas included a reduction of 2,872 Bcf due to lower proved undeveloped reserves bookings, partially offset by additions of 2,233 Bcf due to significantly higher 12-month average trailing natural gas prices and minor positive revisions.
[5]	In 2012, revisions and improved recovery of natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.